Loan and Lease Operations Portfolio - Summary of Loan Operations and Lease Operations by Type (Parenthetical) (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of loans and lease operations [Line Items]
Provision for Expected Loss	R$ (36,029)	R$ (33,373)
Commitments released	(3,303)	(2,601)	R$ (3,015)
Financial guarantees pledged [member]
Disclosure of loans and lease operations [Line Items]
Provision for Expected Loss	R$ (837)	R$ (1,191)